Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Contributions to medical and pension schemes	¥ 934,876	¥ 695,310	¥ 195,655
Other employee benefits	99,303	65,990	40,216
Total	¥ 1,034,179	¥ 761,300	¥ 235,871